Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment
Property, plant and equipment consist of the following:

2020
	Cost	Accumulated depreciation	Net book value
Generation	$2,918,692	$633,210	$2,285,482
Distribution and transmission	5,766,885	661,786	5,105,099
Land	114,847	—	114,847
Equipment	99,722	51,979	47,743
Construction in progress
Generation	136,424	—	136,424
Distribution and transmission	552,243	—	552,243
	$9,588,813	$1,346,975	$8,241,838

2019
	Cost	Accumulated depreciation	Net book value
Generation	$2,816,611	$540,118	$2,276,493
Distribution and transmission	4,997,613	598,449	4,399,164
Land	74,517	—	74,517
Equipment	94,583	47,541	47,042
Construction in progress
Generation	140,235	—	140,235
Distribution and transmission	303,529	—	303,529
	$8,427,088	$1,186,108	$7,240,980

Capitalization of Interest
Interest and AFUDC capitalized to the cost of the assets in 2020 and 2019 are as follows:

	2020	2019
Interest capitalized on non-regulated property	$9,359	$4,538
AFUDC capitalized on regulated property:
Allowance for borrowed funds	3,475	2,745
Allowance for equity funds	2,219	4,896
	$15,053	$12,179